Business (Details)	Dec. 31, 2012
Property/Unit schedule
Wholly Owned Properties	382
Partially Owned Consolidated Properties	19
Military Housing Properties	2
Number of Real Estate Properties	403
Wholly Owned Units	106,856
Partially Owned Consolidated Units	3,475
Military Housing Units	5,039
Number of Units in Real Estate Property	115,370
Business (Textuals) [Abstract]
Noncontrolling Interest, Ownership Percentage by Parent	95.90%
Number of States in which Entity Operates	13
Properties having 100% fee simple title	378
Properties having less than 100% fee simple title	1
Number of operating properties under long-term ground leases	4
Number of land parcels under long-term ground leases	1